Subsequent events (Tables)	9 Months Ended
Sep. 30, 2018
Subsequent events
Schedule of vesting based on return on equity ("ROE")

Vesting Period	Vesting Percentage
2019 ROE	25%
2020 ROE	25%
2021 ROE	25%
2019-2021 Average ROE	25%
Total Vesting	100%